SEGMENTED INFORMATION (Schedule of other significant items) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Stock-based compensation	$ 338	$ 1,263	$ 992	$ 2,789	$ 3,404	$ 1,340
Depreciation and amortization	874	$ 706	1,738	$ 1,050	2,629	501
Total assets	30,479		30,479		80,987	85,479
Commercial & Wholesale [Member]
Segment Reporting Information [Line Items]
Stock-based compensation					0	0
Interest income					(19)	2
Income taxes					(12)	0
Depreciation and amortization					165	168
Unrealized loss from changes in fair value					0	0
Total assets	11,129		11,129		22,225	3,040
House of Brands [Member]
Segment Reporting Information [Line Items]
Stock-based compensation					0	0
Interest income					(20)	8
Income taxes					(1,393)	(127)
Depreciation and amortization					2,099	208
Unrealized loss from changes in fair value					0	0
Total assets	16,317		16,317		48,950	36,912
Pharmaceuticals [Member]
Segment Reporting Information [Line Items]
Stock-based compensation					0	0
Interest income					(9)	14
Income taxes					(133)	(29)
Depreciation and amortization					174	58
Unrealized loss from changes in fair value					0	0
Total assets	1,159		1,159		3,313	4,602
Corporate & Eliminations [Member]
Segment Reporting Information [Line Items]
Stock-based compensation					3,404	1,340
Interest income					(8)	8
Income taxes					0	0
Depreciation and amortization					191	67
Unrealized loss from changes in fair value					593	2,345
Total assets	$ 1,874		$ 1,874		6,499	40,925
Consolidated [Member]
Segment Reporting Information [Line Items]
Stock-based compensation					3,404	1,340
Interest income					(56)	32
Income taxes					(1,538)	(98)
Depreciation and amortization					2,629	501
Unrealized loss from changes in fair value					593	2,345
Total assets					$ 80,987	$ 85,479